--------------------------------------------------------------------------------
Semiannual Report  Financial Statements
--------------------------------------------------------------------------------


T. Rowe Price


                    Personal Strategy
                    Growth Fund

                    -----------------
                    November 30, 1997
                    -----------------

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Unaudited


--------------------
Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                       6 Months         Year              7/29/94
                                          Ended       Ended               Through
                                       11/30/97     5/31/97    5/31/96    5/31/95
NET ASSET VALUE
Beginning of period                    $   15.20   $  13.69   $  11.44   $  10.00
                                       ...........................................
Investment activities
  Net investment income                     0.13*      0.27*      0.30*      0.25*
  Net realized and
  unrealized gain (loss)                    1.27       2.37       2.29       1.30
                                       ...........................................
Total from investment activities            1.40       2.64       2.59       1.55
                                       ...........................................
Distributions
  Net investment income                     -         (0.24)     (0.27)     (0.11)
  Net realized gain                         -         (0.89)     (0.07)      -
                                       ...........................................
Total distributions                         -         (1.13)     (0.34)     (0.11)
                                       ...........................................

NET ASSET VALUE
End of period                          $   16.60   $  15.20   $  13.69   $  11.44
                                       -------------------------------------------


Ratios/Supplemental Data
Total return                              9.21%*    19.89%*    22.83%*   15.65%*
 ..................................................................................
Ratio of expenses to average
net assets                                1.10%+*    1.10%*     1.10%*    1.10%+*
 ..................................................................................
Ratio of net investment income to
average net assets                        2.12%+*    2.24%*     2.27%*    2.76%+*
 ..................................................................................
Portfolio turnover rate                   12.8%      39.6%      39.5%     25.7%+
 ..................................................................................
Average commission rate paid           $  0.0354   $ 0.0378   $ 0.0441   $    -
 ..................................................................................
Net assets, end of period
(in thousands)                         $  96,130   $ 67,552   $ 24,954   $ 10,748
 ..................................................................................


* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 5/31/98.
+    Annualized.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1997


-----------------------
Statement of Net Assets                                 Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands
Common Stocks  72.2%

FINANCIAL  14.1%

Bank and Trust  7.9%
Abbey National (GBP)                                        18,000  $       285
 ................................................................................
ABN Amro Holdings (NLG)                                      6,400          122
 ................................................................................
Air Liquide (L) (FRF)                                          730          115
 ................................................................................
Australia & New Zealand Banking ADR                          1,200           41
 ................................................................................
BANC ONE                                                    14,100          724
 ................................................................................
Banca Commerciale Italiana (ITL)                            27,000           77
 ................................................................................
Banco de Bilbao Vizcaya ADR                                  4,500          135
 ................................................................................
Banco Frances del Rio ADR                                    2,300           62
 ................................................................................
BankBoston                                                   2,000          178
 ................................................................................
Barclay's (GBP)                                             12,000          290
 ................................................................................
Chase Manhattan                                              6,000          652
 ................................................................................
Citicorp                                                     2,300          276
 ................................................................................
Deutsche Bank (DEM)                                          1,700          109
 ................................................................................
Development Bank of Singapore (SGD)                          3,000           28
 ................................................................................
Dresdner Bank AG (DEM)                                       3,100          120
 ................................................................................
First Union                                                  4,300          210
 ................................................................................
HSBC Holdings (GBP)                                         12,100          308
 ................................................................................
J. P. Morgan                                                 3,430          392
 ................................................................................
KeyCorp                                                      1,750          118
 ................................................................................
Kredietbank (BEF)                                              300          121
 ................................................................................
Mellon Bank                                                 11,100          629
 ................................................................................
Mercantile Bancorporation                                      600           31
 ................................................................................
National City                                                3,000          200
 ................................................................................
NationsBank                                                  2,800          168
 ................................................................................
Norwest                                                      9,200          345
 ................................................................................
Overseas Chinese Bank (SGD)                                  4,200           25
 ................................................................................
RHB Sakura Merchant Bankers (MYR) *                            600            -
 ................................................................................
Schweizerischer Bankverein (CHF) *                             600          172
 ................................................................................
Societe Generale (FRF)                                       1,129          148
 ................................................................................
Societe Generale de Belgique (BEF)                             500           47
 ................................................................................
Svenska Handelsbanken (SEK)                                  6,000          211
 ................................................................................
U.S. Bancorp                                                 2,300          247
 ................................................................................
Union Bank of Switzerland (CHF)                                150          191
 ................................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------




                                                  Shares/Par            Value
--------------------------------------------------------------------------------
                                                                 In thousands
Washington Mutual                                      9,900             $683
 ................................................................................
Wells Fargo                                              400              123
 ................................................................................
Westpac Bank (AUD)                                     9,000               57
 ................................................................................
                                                                        7,640
                                                                       .........
Insurance  3.0%

ACE Limited                                            3,900              387
 ................................................................................
American General                                       4,000              216
 ................................................................................
American International Group                           1,200              121
 ................................................................................
EXEL                                                   2,300              141
 ................................................................................
Mid Ocean Limited                                      2,800              174
 ................................................................................
St. Paul Companies                                     8,100              648
 ................................................................................
Sumitomo Marine & Fire Insurance (JPY)                18,000               91
 ................................................................................
Travelers Property Casualty                           16,100              640
 ................................................................................
UNUM                                                   4,500              213
 ................................................................................
Willis-Corroon ADR                                    24,900              266
 ................................................................................
                                                                        2,897
                                                                       .........
Financial Services  3.2%

American Express                                       7,400              584
 ................................................................................
Associates First Capital (Class A)                       300               19
 ................................................................................
AXA (FRF)                                              1,900              138
 ................................................................................
DCB Holdings (MYR)                                    12,000                7
 ................................................................................
Fannie Mae                                            13,100              692
 ................................................................................
Freddie Mac                                            8,400              346
 ................................................................................
Green Tree Financial                                   1,400               43
 ................................................................................
Household International                                1,600              202
 ................................................................................
ING Groep (NLG)                                        3,050              124
 ................................................................................
Money Store                                            1,500               38
 ................................................................................
Morgan Stanley Dean Witter Discover                      600               32
 ................................................................................
Pearson (GBP)                                          6,000               84
 ................................................................................
SLM Holding                                            2,250              290
 ................................................................................
The CIT Group (Class A) *                              1,300               39
 ................................................................................
Travelers Group                                        8,349              422
 ................................................................................
                                                                        3,060
                                                                       .........
Total Financial                                                        13,597
                                                                       .........

UTILITIES  5.7%

Telephone Services  3.6%

ALLTEL                                                 3,400              135
 ................................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------

                                                        Shares/Par    Value
--------------------------------------------------------------------------------
                                                               In thousands
AT&T                                                        18,750   $1,048
 ................................................................................
BellSouth                                                    5,000      274
 ................................................................................
British Telecommunications PLC ADR                           1,900      148
 ................................................................................
Compania de Telecommunicaciones de Chile ADR                   850       23
 ................................................................................
Frontier                                                    15,000      368
 ................................................................................
Hong Kong Telecommunications ADR                             2,232       42
 ................................................................................
Nippon Telegraph & Telephone (JPY)                              18      148
 ................................................................................
SBC Communications                                          10,700      779
 ................................................................................
Telecom Corp. of New Zealand ADR                             1,600       66
 ................................................................................
Telecom Italia (ITL)                                        19,440      121
 ................................................................................
Telecom Italia Mobile (ITL)                                 15,000       61
 ................................................................................
Telefonica de Espana ADR                                     1,600      138
 ................................................................................
Telmex (Class L) ADR                                         1,800       89
 ................................................................................
Telekom Malaysia (MYR)                                       7,500       17
 ................................................................................
                                                                      3,457
                                                                    ............
Electric Utilities  2.1%

Electrabel (BEF)                                               300       67
 ................................................................................
Empresa Nacional de Electricidad ADR                         4,000       75
 ................................................................................
Empresa Nacional de Electricidad Chile ADR                   1,000       19
 ................................................................................
Entergy                                                      2,700       70
 ................................................................................
FirstEnergy *                                               21,037      568
 ................................................................................
Hong Kong Electric (HKD)                                    16,000       54
 ................................................................................
Niagara Mohawk *                                            12,000      115
 ................................................................................
PECO Energy                                                  8,000      194
 ................................................................................
Texas Utilities                                              6,600      264
 ................................................................................
Unicom                                                      16,000      466
 ................................................................................
VEBA (DEM)                                                   2,400      143
 ................................................................................
                                                                      2,035
                                                                     ...........
Total Utilities                                                       5,492
                                                                     ...........

CONSUMER NONDURABLES  15.7%

Cosmetics  0.7%

Gillette                                                       500       46
 ................................................................................
International Flavors & Fragrances                           9,000      434
 ................................................................................
Kao (JPY)                                                   16,000      213
 ................................................................................
                                                                        693
                                                                     ...........

5

T. Rowe Price Personal Strategy Growth Fund
---------------------------------------------------------------------



                                           Shares/Par          Value
---------------------------------------------------------------------
                                                        In thousands

Beverages  1.0%
Anheuser-Busch                                  9,000        $   389
 .....................................................................
LVMH (FRF)                                        550             95
 .....................................................................
PepsiCo                                        12,700            468
 .....................................................................
                                                                 952
                                                           ..........
Food Processing  3.3%
Cadbury Schweppes (GBP)                        10,900            113
 .....................................................................
Cadbury Schweppes ADR                           2,000             84
 .....................................................................
CPC International                               3,000            310
 .....................................................................
CSM (NLG)                                       2,000             84
 .....................................................................
Danisco (DKK)                                   1,800             98
 .....................................................................
Dean Foods                                      1,500             80
 .....................................................................
Eridania Beghin-Say (FRF)                         800            124
 .....................................................................
General Mills                                   2,460            182
 .....................................................................
Heinz                                           2,700            135
 .....................................................................
Hershey Foods                                   1,100             67
 .....................................................................
Interstate Bakeries                             2,200             76
 .....................................................................
McCormick                                      12,000            319
 .....................................................................
Nabisco Holdings (Class A)                      3,100            145
 .....................................................................
Nestle (CHF)                                      190            280
 .....................................................................
Ralston Purina                                  4,600            428
 .....................................................................
Sara Lee                                       12,100            640
 .....................................................................
                                                               3,165
                                                           ..........
Hospital Supplies/Hospital Management  1.2%
Abbott Laboratories                             1,500             98
 .....................................................................
Baxter International                            1,900             96
 .....................................................................
Boston Scientific *                             2,600            118
 .....................................................................
HealthSouth *                                   6,900            181
 .....................................................................
Medtronic                                       2,900            138
 .....................................................................
Smith & Nephew (GBP)                           22,000             64
 .....................................................................
St. Jude Medical *                              2,100             62
 .....................................................................
Tenet Healthcare *                              4,000            127
 .....................................................................
Terumo (JPY)                                    8,000            125
 .....................................................................
United States Surgical *                        5,700            150
 .....................................................................
                                                               1,159
                                                           ..........
Pharmaceuticals  4.6%
American Home Products                         10,480            732
 .....................................................................
Astra (Class B) (SEK)                           4,267             71
 .....................................................................

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--------------------------------------------------------------------



                                           Shares/Par        Value
--------------------------------------------------------------------
                                                      In thousands

Biogen                                          1,300      $    46
 ....................................................................
Bristol-Myers Squibb                            3,600          337
 ....................................................................
Eli Lilly                                       2,828          178
 ....................................................................
Gehe (DEM)                                      2,000          102
 ....................................................................
Glaxo Wellcome ADR                              2,900          132
 ....................................................................
Johnson & Johnson                               4,200          264
 ....................................................................
Merck                                           3,800          359
 ....................................................................
Novartis (CHF)                                     80          128
 ....................................................................
Pfizer                                          8,420          613
 ....................................................................
Pharmacia & Upjohn                              6,160          208
 ....................................................................
Schering-Plough                                 4,100          257
 ....................................................................
SmithKline Beecham ADR                         11,800          586
 ....................................................................
Takeda Chemical Industries (JPY)                8,000          234
 ....................................................................
Warner-Lambert                                  1,500          210
 ....................................................................
                                                             4,457
                                                           .........
Health Care Services  0.3%
Altana AG (DEM)                                 1,200           83
 ....................................................................
United HealthCare                               4,100          213
 ....................................................................
                                                               296
                                                           .........
Miscellaneous Consumer Products  4.6%
Benetton Group (ITL)                            5,200           79
 ....................................................................
Bridgestone (JPY)                               7,000          152
 ....................................................................
Colgate-Palmolive                               9,100          608
 ....................................................................
CUC International *                             9,350          269
 ....................................................................
Grand Metropolitan ADR                          2,800          104
 ....................................................................
Jones Apparel Group *                           1,300           63
 ....................................................................
Kuraray (JPY)                                  12,000          104
 ....................................................................
Lion Nathan (NZD)                              30,000           71
 ....................................................................
Mattel                                          6,400          256
 ....................................................................
Newell                                          3,300          135
 ....................................................................
Philip Morris                                  19,550          850
 ....................................................................
Procter & Gamble                                2,400          183
 ....................................................................
Service Corp. International                     6,100          223
 ....................................................................
Stanley Works                                   3,100          137
 ....................................................................
Textron                                         1,100           65
 ....................................................................
Tomkins ADR                                     5,000          104
 ....................................................................
Unifi                                           7,400          281
 ....................................................................
Unilever N.V. ADR                               4,000          232
 ....................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------



                                           Shares/Par        Value
--------------------------------------------------------------------
                                                      In thousands
UST                                            12,300    $     380
 ....................................................................
Yue Yuen Industrial (HKD)                      42,000           92
 ....................................................................
                                                             4,388
                                                         ...........
Total Consumer Nondurables                                  15,110
                                                         ...........

CONSUMER SERVICES  7.4%

Restaurants  0.0%
Tricon Global Restaurants *                       600           20
 ....................................................................
                                                                20
                                                         ...........
General Merchandisers  1.8%
Dayton Hudson                                   3,300          219
 ....................................................................
Fred Meyer *                                      900           30
 ....................................................................
J.C. Penney                                     2,000          129
 ....................................................................
JUSCO (JPY)                                     7,000          117
 ....................................................................
Marui (JPY)                                     4,000           63
 ....................................................................
Neiman-Marcus *                                 4,300          142
 ....................................................................
Pinault Printemps Redoute (FRF)                   350          179
 ....................................................................
Tesco (GBP)                                    20,160          163
 ....................................................................
TJX                                             4,400          152
 ....................................................................
Wal-Mart                                        9,200          367
 ....................................................................
Warnaco Group (Class A)                         7,000          206
 ....................................................................
                                                             1,767
                                                         ...........
Specialty Merchandisers  2.5%
American Stores                                 5,100          101
 ....................................................................
Christian Dior (FRF)                              700           69
 ....................................................................
CVS                                             4,206          279
 ....................................................................
Federated Department Stores *                   4,600          210
 ....................................................................
General Nutrition *                             4,800          164
 ....................................................................
Home Depot                                      2,850          159
 ....................................................................
Kohl's *                                        1,900          137
 ....................................................................
McKesson                                          300           34
 ....................................................................
Omron (JPY)                                     7,000          120
 ....................................................................
Safeway *                                       5,400          328
 ....................................................................
The Gap                                           200           11
 ....................................................................
Toys "R" Us *                                  10,000          341
 ....................................................................
Tupperware                                     20,000          477
 ....................................................................
                                                             2,430
                                                         ...........

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------



                                           Shares/Par        Value
--------------------------------------------------------------------
                                                      In thousands
Entertainment and Leisure  1.4%
Carnival (Class A) ADR                          4,200      $   227
 ....................................................................
Disney                                          3,300          313
 ....................................................................
Hutchison Whampoa (HKD)                        39,000          260
 ....................................................................
ITT *                                             600           45
 ....................................................................
McDonald's                                      2,200          107
 ....................................................................
Reader's Digest (Class B)                      15,040          367
 ....................................................................
Sharp (JPY)                                     4,000           27
 ....................................................................
                                                             1,346
                                                           .........
Media and Communications  1.7%
Asatsu (JPY)                                    6,000          104
 ....................................................................
Elsevier (NLG)                                  8,000          135
 ....................................................................
R.R. Donnelley                                 11,500          406
 ....................................................................
Time Warner                                     3,900          227
 ....................................................................
Tribune                                         4,000          226
 ....................................................................
U S WEST Media *                                5,600          149
 ....................................................................
Valassis Communications *                       2,800           84
 ....................................................................
Vodafone ADR                                    3,700          244
 ....................................................................
                                                             1,575
                                                           .........
Total Consumer Services                                      7,138
                                                           .........

CONSUMER CYCLICALS  3.2%

Automobiles and Related  0.6%
Cycle & Carriage (SGD)                          6,000           25
 ....................................................................
Honda ADR                                       3,000          213
 ....................................................................
Lear *                                            600           28
 ....................................................................
Lucasvarity ADR                                 4,140          132
 ....................................................................
SPX                                             1,700          116
 ....................................................................
                                                               514
                                                           .........
Building and Real Estate  1.0%
Cheung Kong Holdings (HKD)                     29,000          204
 ....................................................................
City Developments (SGD)                         5,000           25
 ....................................................................
Crescent Real Estate Equities, REIT               400           15
 ....................................................................
DBS Land (SGD)                                 15,000           25
 ....................................................................
Federal Realty Investment Trust, REIT           8,000          202
 ....................................................................
Patriot American Hospitality, REIT              4,098          128
 ....................................................................
Simon DeBartolo Group, REIT                     5,440          178
 ....................................................................


9
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--------------------------------------------------------------------



                                           Shares/Par        Value
--------------------------------------------------------------------
                                                      In thousands

Starwood Lodging, REIT                          3,600      $   193
 ....................................................................
                                                               970
                                                           .........
Miscellaneous Consumer Durables  1.6%
Corning                                        18,200          772
 ....................................................................
Masco                                           2,900          137
 ....................................................................
OCE Van Der Grinten NV (NLG)                      500           57
 ....................................................................
Ricoh (JPY)                                     8,000           97
 ....................................................................
Sony (JPY)                                      2,000          171
 ....................................................................
Sony ADR                                          600           50
 ....................................................................
Whirlpool                                       5,000          274
 ....................................................................
                                                             1,558
                                                           .........
Total Consumer Cyclicals                                     3,042
                                                           .........
TECHNOLOGY  4.1%

Electronic Components  0.7%
Altera *                                        1,000           47
 ....................................................................
EMC *                                           1,600           49
 ....................................................................
Intel                                           3,200          248
 ....................................................................
Linear Technology                               1,800          116
 ....................................................................
Maxim Integrated Products *                     1,900          131
 ....................................................................
Motorola                                        1,900          119
 ....................................................................
                                                               710
                                                           .........
Electronic Systems  0.6%
Hewlett-Packard                                 2,300          140
 ....................................................................
Honeywell                                       3,950          259
 ....................................................................
KLA Instruments *                                 600           23
 ....................................................................
Nokia ADR                                       1,900          158
 ....................................................................
                                                               580
                                                           .........
Information Processing  0.9%
COMPAQ Computer                                 3,250          203
 ....................................................................
Dell Computer *                                 1,000           84
 ....................................................................
Hitachi ADR                                     1,500          108
 ....................................................................
IBM                                             3,860          423
 ....................................................................
                                                               818
                                                           .........
Office Automation  0.1%
Xerox                                           1,100           86
 ....................................................................
                                                                86
                                                           .........


10
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--------------------------------------------------------------------------------


                                                           Shares/Par     Value
--------------------------------------------------------------------------------
                                                                   In thousands
Specialized Computer  0.0%

Sun Microsystems *                                               700  $      25
 ................................................................................
                                                                             25
                                                                      ..........
Telecommunications Equipment  1.0%

Cisco Systems *                                                2,600        224
 ................................................................................
LM Ericsson (Class B) ADR                                      2,500        101
 ................................................................................
Lucent Technologies                                              700         56
 ................................................................................
MCI                                                            5,100        224
 ................................................................................
Telecomunicacoes Brasileiras ADR                               1,400        146
 ................................................................................
WorldCom                                                       5,300        170
 ................................................................................
                                                                            921
                                                                      ..........
Aerospace and Defense  0.8%

AlliedSignal                                                  10,280        382
 ................................................................................
Boeing                                                         2,700        143
 ................................................................................
Lockheed Martin                                                1,800        176
 ................................................................................
Raytheon                                                         800         45
 ................................................................................
                                                                            746
                                                                      ..........
Total Technology                                                          3,886
                                                                      ..........

CAPITAL EQUIPMENT  2.9%

Electrical Equipment  2.0%

ABB Group (CHF)                                                  100        133
 ................................................................................
Canon (JPY)                                                    6,000        145
 ................................................................................
GE                                                            13,000        959
 ................................................................................
Hubbell (Class B)                                              3,800        172
 ................................................................................
Matsushita Electric Works (JPY)                                6,000         49
 ................................................................................
Mitsubishi Electric (JPY)                                     13,000         36
 ................................................................................
Siemens (DEM)                                                  1,500         88
 ................................................................................
Tyco International                                             7,924        311
 ................................................................................
                                                                          1,893
                                                                      ..........
Machinery  0.9%

Cooper Industries                                              1,100         57
 ................................................................................
Danaher                                                        4,300        253
 ................................................................................
GKN (GBP)                                                      5,500        120
 ................................................................................
Man (DEM)                                                        300         89
 ................................................................................
S I G Schweis (CHF)                                               30         78
 ................................................................................
Teleflex                                                       6,600        252
 ................................................................................


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--------------------------------------------------------------------------------


                                                           Shares/Par     Value
--------------------------------------------------------------------------------
                                                                   In thousands
Valmet (FIM)                                                   2,000  $      30
 ................................................................................
                                                                            879
                                                                      ..........
Total Capital Equipment                                                   2,772
                                                                      ..........

BUSINESS SERVICES AND
TRANSPORTATION  5.4%

Computer Service and Software  2.3%

Automatic Data Processing                                      4,000        225
 ................................................................................
BMC Software *                                                 4,000        260
 ................................................................................
Electronic Data Systems                                       10,000        380
 ................................................................................
First Data                                                     7,970        226
 ................................................................................
Galileo International                                          3,300         88
 ................................................................................
McAfee Associates *                                            2,400        110
 ................................................................................
Microsoft *                                                    2,200        311
 ................................................................................
National Data                                                  1,700         60
 ................................................................................
Oracle *                                                       3,450        115
 ................................................................................
Parametric Technology *                                        3,100        157
 ................................................................................
SunGard Data Systems *                                         5,600        145
 ................................................................................
Synopsys *                                                     2,700        111
 ................................................................................
                                                                          2,188
                                                                      ..........
Distribution Services  0.0%

Rykoff-Sexton                                                  1,400         31
 ................................................................................
                                                                             31
                                                                      ..........
Environmental  0.1%

USA Waste Services *                                           3,000         99
 ................................................................................
                                                                             99
                                                                      ..........
Transportation Services  0.1%

Mitsubishi Heavy Industries (JPY)                             12,000         47
 ................................................................................
United Engineers (MYR)                                         5,000          5
 ................................................................................
                                                                             52
                                                                      ..........
Miscellaneous Business Services  1.6%

British Airport Authorities (GBP)                             10,000         84
 ................................................................................
Corporate Express *                                            7,500        118
 ................................................................................
H&R Block                                                     18,400        754
 ................................................................................
Omnicom                                                        1,600        119
 ................................................................................
Sime Darby (MYR)                                              19,000         19
 ................................................................................
Wallace Computer Services                                      1,800         63
 ................................................................................
Waste Management                                              15,560        383
 ................................................................................
                                                                          1,540
                                                                      ..........

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--------------------------------------------------------------------------------



                                                           Shares/Par     Value
--------------------------------------------------------------------------------
                                                                   In thousands
Airlines  1.1%

AMR *                                                          1,840  $     223
 ................................................................................
Delta                                                          7,000        780
 ................................................................................
KLM (NLG)                                                      2,000         72
 ................................................................................
Singapore Airlines (SGD)                                       3,000         20
 ................................................................................
                                                                          1,095
                                                                      ..........
Railroads  0.2%

Burlington Northern Santa Fe                                   1,600        146
 ................................................................................
                                                                            146
                                                                      ..........
Total Business Services and Transportation                                5,151
                                                                      ..........

ENERGY  5.2%

Energy Services  0.9%

BJ Services *                                                  1,100         79
 ................................................................................
Camco International                                            1,000         63
 ................................................................................
Cooper Cameron *                                               2,400        146
 ................................................................................
Elf Aquitaine ADR                                              1,400         80
 ................................................................................
Halliburton                                                    3,400        183
 ................................................................................
Johnson Electric Holdings (HKD)                               42,000        107
 ................................................................................
Schlumberger                                                   2,660        219
 ................................................................................
TOTAL ADR                                                        700         37
 ................................................................................
                                                                            914
                                                                      ..........
Exploration and Production  0.1%

Santos (AUD)                                                  18,000         74
 ................................................................................
                                                                             74
                                                                      ..........
Integrated Petroleum - Domestic  2.3%

Atlantic Richfield                                             7,700        628
 ................................................................................
British Petroleum ADR                                          5,980        496
 ................................................................................
Occidental Petroleum                                          15,000        445
 ................................................................................
Unocal                                                         5,300        211
 ................................................................................
USX-Marathon                                                  12,700        435
 ................................................................................
                                                                          2,215
                                                                      ..........
Integrated Petroleum - International  1.9%

ENI S.p.A. ADR                                                 2,000        116
 ................................................................................
Exxon                                                          6,160        376
 ................................................................................
Mobil                                                          7,000        503
 ................................................................................
Repsol ADR                                                     1,800         78
 ................................................................................
Royal Dutch Petroleum ADR                                      4,000        211
 ................................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



                                                           Shares/Par     Value
--------------------------------------------------------------------------------
                                                                   In thousands
Shell Transport & Trading ADR                                  3,600  $     150
 ................................................................................
Texaco                                                         7,200        407
 ................................................................................
                                                                          1,841
                                                                      ..........
Total Energy                                                              5,044
                                                                      ..........

PROCESS INDUSTRIES  5.0%

Diversified Chemicals  1.3%

Dow Chemical                                                   7,700        761
 ................................................................................
DuPont                                                         4,000        242
 ................................................................................
Hercules                                                       2,800        136
 ................................................................................
Olin                                                           1,500         74
 ................................................................................
                                                                          1,213
                                                                      ..........
Specialty Chemicals  2.3%

3M                                                             1,100        107
 ................................................................................
A. Schulman                                                    9,900        223
 ................................................................................
Akzo Nobel (NLG)                                                 500         88
 ................................................................................
Akzo Nobel ADR                                                   400         35
 ................................................................................
BASF AG (DEM)                                                  4,100        145
 ................................................................................
Bayer AG (DEM)                                                 2,900        108
 ................................................................................
Great Lakes Chemical                                          13,740        616
 ................................................................................
Pall                                                          30,000        634
 ................................................................................
Sigma Aldrich                                                  1,500         54
 ................................................................................
Sumitomo Chemicals (JPY)                                      11,000         37
 ................................................................................
Technip (FRF)                                                  1,400        145
 ................................................................................
                                                                          2,192
                                                                      ..........
Paper and Paper Products  1.0%

Dai Nippon Printing (JPY)                                      4,000         79
 ................................................................................
Fort James                                                     6,000        235
 ................................................................................
Kimberly-Clark                                                12,800        666
 ................................................................................
                                                                            980
                                                                      ..........
Forest Products  0.1%

International Paper                                            3,000        142
 ................................................................................
                                                                            142
                                                                      ..........
Building and Construction  0.3%

Blue Circle Industries (GBP)                                  24,286        140
 ................................................................................
Holderbank Financiere (CHF)                                      130        113
 ................................................................................
                                                                            253
                                                                      ..........
Total Process Industries                                                  4,780
                                                                      ..........


14
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--------------------------------------------------------------------------------



                                                           Shares/Par     Value
--------------------------------------------------------------------------------
                                                                   In thousands
BASIC MATERIALS  0.9%

Metals  0.6%

Alcoa                                                          1,000  $      67
 ................................................................................
Anglo American Platinum (ZAR)                                  9,000        140
 ................................................................................
Nucor                                                          2,000        100
 ................................................................................
Reynolds Metals                                                5,000        285
 ................................................................................
                                                                            592
                                                                      ..........
Mining  0.2%

LONRHO (GBP)                                                  42,900         67
 ................................................................................
Newmont Mining                                                 3,200         96
 ................................................................................
Rio Tinto (AUD)                                                3,000         33
 ................................................................................
                                                                            196
                                                                      ..........
Miscellaneous Materials  0.1%

Crown Cork & Seal                                              2,100        102
 ................................................................................
Malayan Cement (MYR)                                          33,750         21
 ................................................................................
                                                                            123
                                                                      ..........
Total Basic Materials                                                       911
                                                                      ..........

MISCELLANEOUS  2.3%

Other Miscellaneous  2.2%

SPDR Trust                                                    22,200      2,123
 ................................................................................
                                                                          2,123
                                                                      ..........
Conglomerates  0.1%

ORKLA (Class A) (NOK)                                          1,100         95
 ................................................................................
                                                                             95
                                                                      ..........
Total Miscellaneous                                                       2,218
                                                                      ..........

FOREIGN 0.3%

Europe  0.2%

AXA Colonia Konzern (DEM)                                      1,000         84
 ................................................................................
Svenska Cellulosa (SEK)                                        4,000         88
 ................................................................................
                                                                            172
                                                                      ..........
Other Foreign  0.1%

Bobst AG (CHF)                                                    77        114
 ................................................................................
                                                                            114
                                                                      ..........
Total Foreign                                                               286
                                                                      ..........

Total Common Stocks (Cost $56,982)                                       69,427
                                                                      ..........

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


                                                        Shares/Par      Value
-------------------------------------------------------------------------------
                                                                 In thousands
Corporate Bonds  10.3%

AEI Holding, Sr. Notes, (144a) 10.00%, 11/15/07           $ 50,000       $ 51
 ...............................................................................
Agricultural Minerals, Sr. Notes, 10.75%, 9/30/03           50,000         54
 ...............................................................................
Agrium, 7.00%, 2/1/04                                      400,000        410
 ...............................................................................
Ahmanson, H.F., Sub. Notes, 7.875%, 9/1/04                 100,000        106
 ...............................................................................
Airplane Pass Thru, 10.875%, 3/15/19                        70,000         79
 ...............................................................................
Allied Waste, Sr. Sub. Notes, 10.25%, 12/1/06               50,000         54
 ...............................................................................
AMC Entertainment, Sr. Sub. Notes, 9.50%, 3/15/09           50,000         51
 ...............................................................................
American Builders & Contractors Supply, Sr. Sub. Notes
     10.625%, 5/15/07                                       50,000         52
 ...............................................................................
American Radio Systems, Sr. Sub. Notes, 9.00%, 2/1/06       25,000         27
 ...............................................................................
American Safety Razor, Sr. Notes, 9.875%, 8/1/05            50,000         53
 ...............................................................................
American Standard, Deb., 9.25%, 12/1/16                     50,000         52
 ...............................................................................
Amerigas Partners L.P., Sr. Notes, 10.125%, 4/15/07         50,000         54
 ...............................................................................
Ameriserve Food, Sr. Sub. Notes, (144a)
     10.125%, 7/15/07                                       50,000         52
 ...............................................................................
Ametek, Sr. Notes, 9.75%, 3/15/04                           10,000         11
 ...............................................................................
Archibald Candy, Sr. Secured Notes, 10.25%, 7/1/04          50,000         52
 ...............................................................................
Associated Materials, Sr. Sub. Notes, 11.50%, 8/15/03       50,000         53
 ...............................................................................
Associates Corporation, Sr. Notes, 5.25%, 3/30/00           15,000         15
 ...............................................................................
Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07               50,000         53
 ...............................................................................
B E Aerospace, Sr. Sub. Notes, 9.875%, 2/1/06               50,000         53
 ...............................................................................
B. F. Saul, REIT, Sr. Secured Notes, 11.625%, 4/1/02       150,000        160
 ...............................................................................
Bank Nova Scotia, Sub. Notes, 6.25%, 9/15/08                15,000         14
 ...............................................................................
Bay View Capital, Sub. Notes, 9.125%, 8/15/07              125,000        129
 ...............................................................................
Boise Cascade, Deb., 7.35%, 2/1/16                         330,000        329
 ...............................................................................
BWAY, Sr. Sub. Notes, (144a) 10.25%, 4/15/07                50,000         55
 ...............................................................................
Celestica International, Gtd. Sr. Sub. Notes
     10.50%, 12/31/06                                       50,000         53
 ...............................................................................
Chief Auto Parts, Sr. Notes, 10.50%, 5/15/05                50,000         49
 ...............................................................................
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07              75,000         76
 ...............................................................................
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                  50,000         55
 ...............................................................................
Communications & Power Industries, Sr. Sub. Notes
     12.00%, 8/1/05                                         50,000         56
 ...............................................................................
Container Corporation of America, Gtd., 10.75%, 5/1/02      25,000         27
 ...............................................................................
Continental Bank, Sub. Notes, 12.50%, 4/1/01                48,000         57
 ...............................................................................
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                50,000         53
 ...............................................................................

16

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


                                                            Shares/Par    Value
--------------------------------------------------------------------------------
                                                                   In thousands
Delta Air Lines, MTN, 8.625%, 6/15/04                         $ 90,000     $ 99
 ................................................................................
Delta Mills, Sr. Notes, (144a) 9.625%, 9/1/07                   50,000       51
 ................................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06                      50,000       53
 ................................................................................
Dr Pepper Bottling, Sr. Disc. Notes, STEP
     Zero Coupon, 2/15/03                                       50,000       52
 ................................................................................
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                        50,000       52
 ................................................................................
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                          50,000       51
 ................................................................................
Energy Corporation of America, Sr. Sub. Notes
     9.50%, 5/15/07                                             50,000       50
 ................................................................................
Enhance Financial Services, Deb., 6.75%, 3/1/03                300,000      299
 ................................................................................
Fairchild Semiconductor, Sr. Sub. Notes
     10.125%, 3/15/07                                           50,000       52
 ................................................................................
Fairfax Financial Holdings, 8.25%, 10/1/15                     250,000      274
 ................................................................................
Falcon Building Products, Gtd. Sr. Sub. Notes
     9.50%, 6/15/07                                             50,000       51
 ................................................................................
First Federal Financial, 11.75%, 10/1/04                        50,000       56
 ................................................................................
First USA Bank, Sr. Notes, 5.85%, 2/22/01                      300,000      295
 ................................................................................
Frontiervision, Sr. Sub. Notes, 11.00%, 10/15/06                50,000       54
 ................................................................................
Fundy Cable, Sr. Securied 2nd Priority Notes
     11.00%, 11/15/05                                           50,000       54
 ................................................................................
Grand Casino, 1st Mtg. Notes, 10.125%, 12/1/03                  50,000       53
 ................................................................................
HMC Acquisition Properties, Sr. Notes, 9.00%, 12/15/07          50,000       52
 ................................................................................
Host Marriott Travel Plazas, Sr. Notes, 9.50%, 5/15/05          50,000       53
 ................................................................................
International Logistics, Sr. Notes, (144a) 9.75%, 10/15/07      50,000       49
 ................................................................................
International Wire, Sr. Sub. Notes, (144a) 11.75%, 6/1/05       50,000       54
 ................................................................................
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06               50,000       53
 ................................................................................
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09                   50,000       51
 ................................................................................
Jersey Central Power & Light, 1st Mtg. Notes
     7.125%, 10/1/04                                           150,000      152
 ................................................................................
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                         50,000       56
 ................................................................................
Lockheed Martin, Gtd. Notes, 6.55%, 5/15/99                    200,000      201
 ................................................................................
Marcus Cable, Gtd. Sr. Disc. Notes, STEP
     Zero Coupon, 8/1/04                                        50,000       46
 ................................................................................
Maxxam Group Holdings, Sr. Secured Notes
     12.00%, 8/1/03                                             50,000       54
 ................................................................................
Mrs Fields Original, Gtd. Sr. Notes, (144a)
     10.125%, 12/1/04                                           50,000       50
 ................................................................................
Northland Cable Television, Sr. Sub. Notes, (144a)
     10.25%, 11/15/07                                           50,000       51
 ................................................................................

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--------------------------------------------------------------------------------

                                                           Shares/Par    Value
--------------------------------------------------------------------------------
                                                                  In thousands
Northrop Grumman, 7.00%, 3/1/06                            $  100,000   $  102
 ................................................................................
Ocwen Financial, Sr. Notes, 11.875%, 10/1/03                   50,000       56
 ................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                 50,000       55
 ................................................................................
Pacific Mutual Life, (144a) 7.90%, 12/30/23                   500,000      547
 ................................................................................
Paine Webber Group, 8.25%, 5/1/02                             100,000      106
 ................................................................................
Parker & Parsley Petroleum, Sr. Notes, 8.875%, 4/15/05        100,000      112
 ................................................................................
Plastic Containers, Sr. Secured Notes, 10.00%, 12/15/06        50,000       53
 ................................................................................
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07            50,000       54
 ................................................................................
Principal Mutual, (144a) 8.00%, 3/1/44                        190,000      202
 ................................................................................
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06       25,000       27
 ................................................................................
Revlon Consumer Products, Sr. Sub. Notes
     10.50%, 2/15/03                                           50,000       53
 ................................................................................
Rio Hotel & Casino, Gtd. Sr. Sub. Notes, 9.50%, 4/15/07        50,000       53
 ................................................................................
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
     10.00%, 3/15/05                                           50,000       55
 ................................................................................
Rouse, 8.50%, 1/15/03                                          15,000       16
 ................................................................................
Safelite Glass, Sr. Sub. Notes, (144a) 9.875%, 12/15/06        50,000       55
 ................................................................................
Scotland International Finance, Sub. Notes, (144a)
     6.50%, 2/15/11                                           100,000       98
 ................................................................................
Shawmut National, Sub. Notes, 7.20%, 4/15/03                   15,000       15
 ................................................................................
Six Flags Theme Parks, Sr. Sub. Disc. Notes, STEP
     Zero Coupon, 6/15/05                                      50,000       53
 ................................................................................
Southern Foods Group, Sr. Sub. Notes, (144a)
     9.875%, 9/1/07                                            50,000       52
 ................................................................................
Sovereign Specialty Chemicals, Sr. Sub. Notes, (144a)
     9.50%, 8/1/07                                             50,000       51
 ................................................................................
Specialty Retailers, Sr. Notes, 8.50%, 7/15/05                 50,000       51
 ................................................................................
Stellex Industries, Sr. Sub. Notes, (144a) 9.50%, 11/1/07      50,000       50
 ................................................................................
Synthetic Industries, Sr. Sub. Notes, 9.25%, 2/15/07           50,000       52
 ................................................................................
Tele-Communications, Deb., 8.75%, 2/15/23                     200,000      210
 ................................................................................
TeleWest PLC, Sr. Disc. Deb., STEP
     Zero Coupon, 10/1/07                                      50,000       38
 ................................................................................
Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07              50,000       51
 ................................................................................
Tenneco, 8.20%, 11/15/99                                       15,000       15
 ................................................................................
Texas Utilities, 1st Mtg. Bonds
     7.375%, 10/1/25                                          100,000       98
     ...........................................................................
     7.875%, 4/1/24                                           100,000      102
 ................................................................................
Texas-New Mexico Power, Deb., 12.50%, 1/15/99                  50,000       53
 ................................................................................

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--------------------------------------------------------------------------------

                                                                Shares/Par      Value
--------------------------------------------------------------------------------------
                                                                         In thousands
Trump Atlantic City, 1st Mtg. Notes, 11.25%, 5/1/06            $    50,000     $   50
 ......................................................................................
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                           50,000         53
 ......................................................................................
USF&G Capital II, Gtd. Notes, 8.47%, 1/10/27                       500,000        527
 ......................................................................................
USG, Sr. Notes, 8.50%, 8/1/05                                       50,000         53
 ......................................................................................
Vencor, Sr. Sub. Notes, 8.625%, 7/15/07                             50,000         49
 ......................................................................................
Vesta Insurance Group, Deb. Notes, 8.75%, 7/15/25                1,000,000      1,176
 ......................................................................................
Viasystems, Sr. Sub. Notes, (144a) 9.75%, 6/1/07                    50,000         52
 ......................................................................................
Wal-Mart Stores, Deb., 7.25%, 6/1/13                               280,000        297
 ......................................................................................
Westpoint Stevens, Sr. Sub. Deb. Notes, 9.375%,
     12/15/05                                                       50,000         52
 ......................................................................................
Windy Hill Pet Food, Sr. Sub. Notes, 9.75%, 5/15/07                 50,000         52
 ......................................................................................
United Artists Theatre Circuit, PTC, 9.30%, 7/1/15                  48,706         49
 ......................................................................................
Total Corporate Bonds (Cost $9,542)                                             9,908
                                                                               .......

Foreign Government Obligations/
Agencies  1.3%
European Investment Bank
      3.00%, 9/20/06                                  JPY       34,000,000        289
      ................................................................................
      4.625%, 2/26/03                                 JPY       10,000,000         92
 ......................................................................................
Federal Republic of Germany
      6.00%, 7/4/07                                   DEM          280,000        165
      ................................................................................
      6.50%, 7/15/03                                  DEM           30,000         18
      ................................................................................
      8.375%, 5/21/01                                 DEM           80,000         51
      ................................................................................
      8.50%, 8/21/00                                  DEM           23,000         14
 ......................................................................................
Government of Canada
      6.50%, 6/1/04                                   CAD            3,000          2
      ................................................................................
      8.50%, 4/1/02                                   CAD          111,000         88
      ................................................................................
      9.75%, 6/1/21                                   CAD            5,000          5
 ......................................................................................
Government of France
      5.50%, 4/25/07                                  FRF          972,000        166
      ................................................................................
      8.25%, 2/27/04                                  FRF          142,000         28
      ................................................................................
      8.50%, 11/25/02                                 FRF          264,000         51
 ......................................................................................
Government of Japan, 4.50%, 6/20/03++                 JPY        8,400,000         76
 ......................................................................................
Int'l Bank for Reconstruction & Development
      6.75%, 3/15/00                                  JPY        1,000,000          9
 ......................................................................................
Kingdom of Belgium, 7.25%, 4/29/04                    BEF          300,000          9
 ......................................................................................
Kingdom of Spain, 8.00%, 5/30/04                      ESP        1,500,000         11
 ......................................................................................
Kingdom of Sweden, 6.00%, 2/9/05                      SEK          100,000         13
 ......................................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------

                                                            Shares/Par      Value
---------------------------------------------------------------------------------
                                                                     In thousands

Republic of Italy, 8.50%, 8/1/04              ITL               45,000,000  $  30
 .................................................................................
United Kingdom Treasury Notes
7.50%, 12/7/06                                GBP                   55,000     99
 .................................................................................
8.00%, 6/10/03                                GBP                   17,000     30
 .................................................................................
9.00%, 3/3/00                                 GBP                    8,000     14
 .................................................................................
Total Foreign Government Obligations/Agencies (Cost $1,285)                 1,260
                                                                          .......
U.S. Government Mortgage-Backed
Securities  5.8%
Federal National Mortgage Assn.
6.50%, 1/1/26                                                  $   180,191    177
 .................................................................................
Government National Mortgage Assn.
I
6.00%, 12/15/23 - 5/15/26                                          676,734    653
 .................................................................................
6.50%, 12/15/23 - 3/15/26                                          520,729    514
 .................................................................................
7.00%, 8/15/23                                                     120,551    121
 .................................................................................
7.50%, 10/15/22 - 1/15/26                                          449,801    460
 .................................................................................
8.00%, 1/15/22 - 9/15/24                                           315,263    328
 .................................................................................
II
7.00%, 9/20/27                                                   1,976,277  1,973
 .................................................................................
8.00%, 10/20/25                                                     41,213     42
 .................................................................................
TBA, I
7.00%, 12/15/99                                                  1,300,000  1,305
 .................................................................................
Total U.S. Government Mortgage-Backed Securities (Cost $5,465)              5,573
                                                                          .......
U.S. Government Obligations/
Agencies  6.6%
Tennessee Valley Authority
5.88%, 4/1/36                                                    1,350,000  1,378
 .................................................................................
6.235%, 7/15/45                                                    500,000    512
 .................................................................................
U.S. Treasury Bonds, 6.75%, 8/15/26                              4,100,000  4,456
 .................................................................................
Total U.S. Government Obligations/Agencies (Cost $6,023)                    6,346
                                                                          .......

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Short-Term Investments  4.7%
Money Market Funds  4.7%
Reserve Investment Fund, 5.71% #                        4,505,065           4,505
 .................................................................................
Total Short-Term Investments (Cost $4,505)                                  4,505
                                                                   ..............
Total Investments in Securities
100.9% of Net Assets (Cost $83,802)                                $       97,019

Other Assets Less Liabilities                                                (889)
                                                                   ..............
NET ASSETS                                                         $       96,130
                                                                   --------------
Net Assets Consist of:

Accumulated net investment income - net of distributions           $        1,317
Accumulated net realized gain/loss - net of distributions                   1,114
Net unrealized gain (loss)                                                 13,215
Paid-in-capital applicable to 5,790,606 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized           80,484
                                                                   ..............
NET ASSETS                                                         $       96,130
                                                                   --------------
NET ASSET VALUE PER SHARE                                          $        16.60
                                                                   --------------

*    Non-income producing
+++  Securities contain some restrictions as to public resale--total of such securities at period-end amounts to 0.08% of net assets.
#    Seven-day yield
ADR  American Depository Receipt
MTN  Medium term note
PTC  Pass-through Certificate
REIT Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
TBA  To be announced security was purchased on a forward commitment basis
144a Security was purchased pursuant to Rule 144a under the Securities Act of
     1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 1.58% of net assets.
AUD  Australian dollar
BEF  Belgian franc
CAD  Canadian dollar
CHF  Swiss franc
DEM  German deutschemark
DKK  Danish krone
ESP  Spanish peseta
FIM  Finnish mark
FRF  French franc
GBP  British sterling
HKD  Hong Kong dollar
ITL  Italian lira
JPY  Japanese yen
MYR  Malaysian ringgit
NLG  Dutch guilder
NOK  Norwegian krone
NZD  New Zealand dollar
SEK  Swedish krona
SGD  Singapore dollar
ZAR  South African rand
L    Local registered shares


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Unaudited


-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                            6 Months
                                            Ended
                                            11/30/97
Investment Income
Income
Interest                                   $     759
Dividend                                         550
Other                                             17
                                           .........
Total income                                   1,326
                                           .........

Expenses
Investment management                            195
Shareholder servicing                            138
Custody and accounting                            63
Registration                                      24
Prospectus and shareholder reports                17
Legal and audit                                    7
Directors                                          3
Miscellaneous                                      6
                                           .........
Total expenses                                   453
                                           .........
Net investment income                            873
                                           .........

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities                                       801
Foreign currency transactions                      1
                                           .........
Net realized gain (loss)                         802
                                           .........

Change in net unrealized gain or loss
Securities                                     5,022
Other assets and liabilities
denominated in foreign currencies                 (1)
                                           .........
Change in net unrealized gain or loss          5,021
                                           .........
Net realized and unrealized gain (loss)        5,823
                                           .........

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                     $   6,696
                                           ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Unaudited


----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                      6 Months          Year
                                                         Ended         Ended
                                                      11/30/97       5/31/97

Increase (Decrease) in Net Assets
Operations
Net investment income                                 $    873      $    960
Net realized gain (loss)                                   802         2,083
Change in net unrealized gain or loss                    5,021         5,188
                                                      ........................
Increase (decrease) in net assets from operations        6,696         8,231
                                                      ........................

Distributions to shareholders
Net investment income                                       --          (656)
Net realized gain                                           --        (2,434)
                                                      ........................
Decrease in net assets from distributions                   --        (3,090)
                                                      ........................

Capital share transactions*
Shares sold                                             29,529        43,489
Distributions reinvested                                    --         3,043
Shares redeemed                                         (7,647)       (9,075)
                                                      ........................
Increase (decrease) in net assets from capital
share transactions                                      21,882        37,457
                                                      ........................

Net Assets
Increase (decrease) during period                       28,578        42,598
Beginning of period                                     67,552        24,954
                                                      ........................
End of period                                         $ 96,130      $ 67,552
                                                      ------------------------
*Share information
Shares sold                                              1,815         3,043
Distributions reinvested                                    --           215
Shares redeemed                                           (470)         (635)
                                                      ........................
Increase (decrease) in shares outstanding                1,345         2,623


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1997

-----------------------------
Notes to Financial Statements
-----------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At November 30, 1997, the fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Securities Lending The fund lends its securities to approved brokers to earn additional income and takes cash and U.S. Treasury securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. At November 30, 1997, the value of securities on loan was $13,210,000. Although the risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $22,109,000 and $8,619,000, respectively, for the six months ended November 30, 1997. Purchases and sales of U.S. government securities aggregated $8,804,000 and $1,578,000, respectively, for the six months ended November 30, 1997.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At November 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $83,802,000, and net unrealized gain aggregated $13,217,000, of which $15,214,000 related to appreciated investments and $1,997,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $29,000 was payable at November 30, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At November 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 1998, which would cause the fund's ratio of expenses to average net assets to exceed 1.10%. Thereafter, through May 31, 2000, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.10%. Pursuant to this agreement, $62,000 of management fees were not accrued by the fund for the six months

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


ended November 30, 1997. Pursuant to a previous agreement, $325,000 of fees and expenses remain subject to reimbursement through May 31, 1998. Additionally, $177,000 of unaccrued management fees related to the current expense limitation are subject to reimbursement through May 31, 2000.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $153,000 for the six months ended November 30, 1997, of which $26,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 1997, totaled $43,000 and are reflected as interest income in the accompanying Statement of Operations.

During the six months ended November 30, 1997, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $1,049,000 with certain affiliates of the manager and paid commissions of $3,000 related thereto.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free


For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Personal Strategy Funds.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor            C11-057 11/30/97